Employee Benefits Obligations (Details) - Schedule of Movement in Defined Benefit Obligations - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Included in OCI
Actuarial gain/(loss)
Exchange difference	(744)
Balance at ending	102,531
Fair value of plant assets [Member]
Schedule of Movement in Defined Benefit Obligations [Line Items]
Balance at beginning
Included in profit and loss
Total profit and loss
Included in OCI
Balance at ending
Defined benefit obligation [Member]
Schedule of Movement in Defined Benefit Obligations [Line Items]
Balance at beginning	72,668	44,776
Included in profit and loss
Service cost	27,550	27,550
Interest cost (income)	3,057	3,057
Total profit and loss	$ 103,275	75,383
Included in OCI
Actuarial gain/(loss)
Exchange difference		(2,715)
Balance at ending		$ 72,668